8. INVENTORIES (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Inventories	$ 600,790	$ 344,692
Reserve for impaired inventory	$ 10,000	$ 10,000